Share Capital and Treasury Shares (Tables)	12 Months Ended
Feb. 28, 2026
Share Capital and Treasury Shares [Abstract]
Schedule of Share Capital
	As of February 28
Figures in Rand thousands	2026	2025

Share Capital
Issued and fully paid 30,893,300 (2025: 30,893,300) ordinary shares of no par value	7,142,853	7,142,853

Schedule of Treasury Shares

The holder of ordinary shares is entitled to receive dividends as declared from time to time, and is entitled to one vote per share at meetings of the Company.

	As of February 28
Figures in Rand thousands	2026	2025

Treasury shares
Beginning balance	-	(23,816)
Treasury shares purchased	-	(3,461)
Treasury shares cancelled	-	27,277
Ending balance	-	-